Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Equity Incentive Plans
Our General Share Incentive Plan allows for the award of (i) share options, (ii) deferred share awards, (iii) conditional share awards and (iv) share appreciation rights. Only our employees, certain advisors and consultants and employee directors are eligible to participate in this plan. Vesting is allowed based on time-based or performance-based criteria.
Our 2009 U.S. Employee Share Incentive Plan allows for the award of: (i) incentive share options, (ii) non-qualified share options, (iii) restricted share awards and (iv) unrestricted share awards. Only our employees, certain advisors and consultants or employees of our affiliates are eligible to participate in this plan. The maximum number of shares which may be issued pursuant to awards made under the U.S. Employee Share Incentive Plan is 5,250,000 shares. Grants under this plan may have time-based or performance-based vesting.
Our 2009 U.S. Non-Employee Share Incentive Plan allows for the award of: (i) share options, (ii) restricted share awards and (iii) unrestricted share awards. Only our non-employee directors and consultants, and non-employee directors and consultants of our affiliates, are eligible to receive awards under the U.S. Non-Employee Share Incentive Plan. The maximum number of shares which may be issued pursuant to awards made under the U.S. Non-Employee Share Incentive Plan is 750,000 shares. Grants under this plan may have time-based or performance-based vesting.
The maximum number of shares which may be issued in aggregate under all of our share incentive plans must not exceed 15% of our outstanding ordinary share capital on the date of grant, less all equity awards made in the prior three years pursuant to such share incentive plans that have not yet vested or that are subject to share options that have not yet been exercised.
We grant deferred share awards to our employees as part of our compensation package. We also grant share options to some of our employees and consultants in addition to deferred share awards. Our deferred share awards typically vest over four years at the rate of 25% per year on the anniversary of the date of grant; however, our deferred share awards granted to our non-executive directors and a portion of the deferred share awards granted to our executive officers, vest over one year in equal monthly tranches. In March 2012, we issued fully vested deferred share awards to employees as discretionary bonuses in lieu of payment of cash bonuses. We also periodically award fully vested shares as a sign on bonus to newly hired employees. Shares are only issued to a participant when the deferred share award vests in accordance with any vesting schedule specified in the award agreement following receipt of payment of the aggregate nominal (par) value of £0.05 per ordinary share. The deferred share award recipient is responsible for all applicable taxes payable on the award.
All of our share options have an exercise price equal to the market price of our ordinary shares on the date of grant. Our options typically vest over a four-year period at the rate of 25% per year on the anniversary of the date of grant, although from time to time we issue share options with shorter vesting terms.
Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	2,155,366	$0.09			6,162
Share awards granted	1,206,958	$0.07	$6.39		$7,711
Forfeited	(670,056)	$0.09
Vested deferred share awards	(636,284)	$0.10			$3,283
Outstanding as of December 31, 2010	2,055,984	$0.08		1.22	$13,850
Share awards granted	1,768,299	$0.08	$11.17		$19,756
Forfeited or failed to vest	(364,383)	$0.08
Vested deferred share awards	(1,454,455)	$0.08			$24,347
Outstanding as of December 31, 2011	2,005,445	$0.08		1.80	$13,287
Share awards granted	3,843,987	$0.08	$9.98		$38,356
Forfeited or failed to vest	(728,976)	$0.08
Vested deferred share awards	(1,301,510)	$0.08			$10,576
Outstanding as of December 31, 2012	3,818,946	$0.08		1.72	$16,880

For deferred share awards, the fair value on the date of grant approximates market value as the exercise price equals the nominal (par) value of £0.05 (remeasured into U.S. dollars on grant date) per ordinary share. The aggregate estimated grant date fair value therefore approximates the intrinsic value disclosed in the table above.
Share Options
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 1, 2010	970,183	$2.65		6.16	$565
Share options granted	3,035,587	$5.47	$3.45
Forfeited share options	(507,955)	$3.24
Exercised options	(4,995)	$2.66			$43
Outstanding as of December 31, 2010	3,492,820	$5.01		8.90	$10,140
Share options granted	1,822,812	$11.17	$6.40
Forfeited share options	(519,533)	$6.48
Exercised options	(113,402)	$3.69			$1,034
Outstanding as of December 31, 2011	4,682,697	$7.17		8.49	$6,028
Share options granted	1,256,823	$10.33	$5.73
Forfeited share options	(648,388)	$9.10
Exercised options	(397,341)	$3.48			$2,671
Outstanding as of December 31, 2012	4,893,791	$8.03		7.81	$265

The aggregate estimated grant date fair value was $7.2 million, $11.6 million and $10.4 million for options granted to employees during 2012, 2011 and 2010, respectively.
The following table summarizes information regarding our outstanding and exercisable options as of December 31, 2012:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $2.73	144,654	$2.67	3.5	97,882	$2.71
$4.95 - $4.95	2,004,743	$4.95	7.3	1,115,420	$4.95
$6.26 - $9.45	966,088	$8.17	8.4	340,997	$8.58
$9.46 - $11.95	877,328	$10.74	9.0	34,833	$10.04
$12.10 - $15.46	816,449	$12.47	7.9	227,201	$12.42
$15.58 - $18.47	84,529	$17.26	8.5	21,135	$17.26
	4,893,791	$8.03	7.8	1,837,468	$6.67	$175,496

The fair value of our share options was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Share Options Valuation Assumptions
Expected volatility	60%	60%	60%
Expected life in years	6.21	6.25	6.25
Risk free rate	0.67% - 1.15%	1.1% - 2.5%	2.5%
Expected dividends	—	—	—

For share options, as we do not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment behavior, we estimate the expected term of options granted by taking the average of the vesting term and the contractual term of the options, referred to as the simplified method. We estimate the expected term of our share options using a blended volatility factor, which consists of our own share volatility from our trading history and expected future volatility. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of the deferred share award or share option. Expected dividends during the term of the options are based on our dividend policy. To date, no dividends have been declared or paid and none are expected to be declared or paid during the expected term. We estimated the forfeiture rate based on historical and anticipated levels of personnel turnover.
During 2012, 2011 and 2010 we recognized total share-based payment expense under equity incentive plans as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Datacenter and direct project costs	$3,132	$3,549	$443
General and administrative expenses	10,912	11,735	2,613
Sales and marketing expenses	8,209	8,288	2,231
Research and development expenses	5,203	4,055	985
	$27,456	$27,627	$6,272

There was no recognized tax benefit recorded during 2012, 2011 and 2010 related to share-based compensation expense. As of December 31, 2012, there was $16.9 million, of total unrecognized share-based compensation expense related to deferred share awards awarded under our share incentive plans expected to be recognized over a weighted-average recognition period of 1.7 years. As of December 31, 2012, there was $6.5 million of total unrecognized share-based compensation expense related to share options expected to be recognized over a weighted-average recognition period of 1.3 years.
In March 2011, certain performance based deferred share awards granted to employees in 2009 were approved for vesting by our board of directors. The performance metrics of these awards were set at the time of grant based on then current projections of company performance under IFRS for 2009 and 2010. These metrics did not contemplate our conversion to U.S. GAAP, the impact of acquisitions completed during 2009 and 2010, or the impact on our results of preparing for and completing our U.S. public offering. Due to the judgment required to reconcile actual company performance with the original metrics, it was determined that any vesting would be required to be treated as a modification under the guidance in ASC 718. This required the fair value of the awards to be remeasured on the vesting approval date, with the incremental fair value charged to expense over the remaining vesting period. As a result, we recognized additional compensation expense of approximately $10.5 million during 2011.
In May 2010, we allowed for the vesting of certain deferred share awards granted to employees in 2008 under IFRS based on then current projections of company performance under IFRS for 2008 and 2009. Due to the judgment required to reconcile actual company performance with the original metrics, it was determined that any vesting would be required to be treated as a modification under the guidance in ASC 718. As a result of this modification, we recognized additional compensation expense of approximately $1.1 million during 2010.